Financial Information Relating to Group's Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 183,803	$ 165,498	$ 280,138
Cost of revenues	125,586	117,143	195,630
Gross profit	58,217	48,355	84,508
Unallocated operating expenses	55,952	52,260	36,823
Unallocated non-operating income, net	545	2,901	2,499
Income (loss) before income tax expense	2,810	(1,004)	50,184
Media Investment Management
Segment Reporting Information [Line Items]
Revenues	128,436	112,786	238,837
Cost of revenues	117,578	107,976	187,878
Gross profit	10,858	4,810	50,959
Advertising Agency
Segment Reporting Information [Line Items]
Revenues	50,356	46,234	34,285
Cost of revenues	4,243	4,864	3,737
Gross profit	46,113	41,370	30,548
Branding and Identity Services
Segment Reporting Information [Line Items]
Revenues	5,011	6,478	7,016
Cost of revenues	3,765	4,303	4,015
Gross profit	$ 1,246	$ 2,175	$ 3,001